Lease Commitments - Schedule of Operating Lease Commitments (Detail)	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 750,225
2018	638,985
2019	637,663
2020	636,211
2021	417,850
Total operating lease commitments	$ 3,080,934